Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.17660%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$893,064.33

Principal:
Principal Collections	$13,681,620.71
Prepayments in Full	$6,147,156.07
Liquidation Proceeds	$281,338.70
Recoveries	$98,397.10
Sub Total	$20,208,512.58
Collections	$21,101,576.91

Purchase Amounts:
Purchase Amounts Related to Principal	$96,953.28
Purchase Amounts Related to Interest	$482.11
Sub Total	$97,435.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,199,012.30

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,199,012.30
Servicing Fee	$347,209.27	$347,209.27	$0.00	$0.00	$20,851,803.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,851,803.03
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,851,803.03
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,851,803.03
Interest - Class A-3 Notes	$241,194.83	$241,194.83	$0.00	$0.00	$20,610,608.20
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$20,473,568.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,473,568.20
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$20,422,513.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,422,513.87
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$20,384,097.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,384,097.62
Regular Principal Payment	$18,579,875.55	$18,579,875.55	$0.00	$0.00	$1,804,222.07
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,804,222.07
Residual Released to Depositor	$0.00	$1,804,222.07	$0.00	$0.00	$0.00
Total		$21,199,012.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,579,875.55
Total					$18,579,875.55

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,579,875.55	$60.88	$241,194.83	$0.79	$18,821,070.38	$61.67
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$18,579,875.55	$17.65	$467,705.41	$0.44	$19,047,580.96	$18.09

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$208,225,750.66	0.6822600	$189,645,875.11	0.6213823
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$363,635,750.66	0.3454610	$345,055,875.11	0.3278098

Pool Information
Weighted Average APR	2.710%	2.697%
Weighted Average Remaining Term	35.93	35.11
Number of Receivables Outstanding	27,247	26,613
Pool Balance	$416,651,124.47	$396,107,444.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$385,216,887.59	$366,328,856.84
Pool Factor	0.3641533	0.3461981

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,941,611.67
Yield Supplement Overcollateralization Amount	$29,778,587.68
Targeted Overcollateralization Amount	$51,051,569.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,051,569.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$336,611.19
(Recoveries)		89	$98,397.10
Net Loss for Current Collection Period			$238,214.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6861%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6600%
Second Prior Collection Period			0.6424%
Prior Collection Period			0.9587%
Current Collection Period			0.7034%
Four Month Average (Current and Prior Three Collection Periods)			0.7411%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,023	$8,086,826.56
(Cumulative Recoveries)			$993,548.00
Cumulative Net Loss for All Collection Periods			$7,093,278.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6200%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,997.44
Average Net Loss for Receivables that have experienced a Realized Loss			$3,506.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.34%	280	$5,324,169.04
61-90 Days Delinquent	0.10%	19	$388,912.27
91-120 Days Delinquent	0.04%	9	$165,321.12
Over 120 Days Delinquent	0.15%	28	$599,896.55
Total Delinquent Receivables	1.64%	336	$6,478,298.98

Repossession Inventory:
Repossessed in the Current Collection Period		23	$380,853.86
Total Repossessed Inventory		30	$594,648.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2736%
Prior Collection Period			0.2496%
Current Collection Period			0.2104%
Three Month Average			0.2445%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month Trigger
1-12 1.00%
13-24 1.75%
25-36 3.25%
37+ 5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2914%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer